Segments - Results of Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Revenue	$ 61,860	$ 60,530	$ 57,350
Pre-tax income from continuing operations	8,690	1,156	4,837
Operating Segments
Segment Information
Revenue	61,627	60,077	56,231
Pre-tax income from continuing operations	$ 11,283	$ 10,441	8,765
Revenue year-to-year change (as a percent)	2.60%	6.80%
Pre-tax income year-to-year change (as a percent)	8.10%	19.10%
Pre-tax income margin (as a percent)	18.30%	17.40%
Operating Segments | Software
Segment Information
Revenue	$ 26,308	$ 25,037	23,426
Pre-tax income from continuing operations	$ 6,571	$ 6,162	4,849
Revenue year-to-year change (as a percent)	5.10%	6.90%
Pre-tax income year-to-year change (as a percent)	6.60%	27.10%
Pre-tax income margin (as a percent)	25.00%	24.60%
Operating Segments | Consulting
Segment Information
Revenue	$ 19,985	$ 19,107	17,844
Pre-tax income from continuing operations	$ 1,918	$ 1,677	1,449
Revenue year-to-year change (as a percent)	4.60%	7.10%
Pre-tax income year-to-year change (as a percent)	14.40%	15.70%
Pre-tax income margin (as a percent)	9.60%	8.80%
Operating Segments | Infrastructure
Segment Information
Revenue	$ 14,593	$ 15,288	14,188
Pre-tax income from continuing operations	$ 2,421	$ 2,262	2,025
Revenue year-to-year change (as a percent)	(4.50%)	7.80%
Pre-tax income year-to-year change (as a percent)	7.00%	11.70%
Pre-tax income margin (as a percent)	16.60%	14.80%
Operating Segments | Financing
Segment Information
Revenue	$ 741	$ 645	774
Pre-tax income from continuing operations	$ 374	$ 340	$ 441
Revenue year-to-year change (as a percent)	14.80%	(16.60%)
Pre-tax income year-to-year change (as a percent)	10.10%	(22.90%)
Pre-tax income margin (as a percent)	50.50%	52.60%